Segment and geographic information - Net Interest Revenue (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2014		Mar. 31, 2013		Mar. 31, 2012
Segment Reporting Information [Line Items]
Non-interest revenue	¥ 1,404,766		¥ 1,648,251		¥ 1,412,063
Net interest revenue	141,576		127,695		119,989
Net revenue	1,546,342		1,775,946		1,532,052
Non-interest expenses	1,195,456		1,575,901		1,450,902
Income (loss) before income taxes	350,886		200,045		81,150
Retail [Member]
Segment Reporting Information [Line Items]
Non-interest revenue	505,911		394,294		347,385
Net interest revenue	6,005		3,631		2,873
Net revenue	511,916		397,925		350,258
Non-interest expenses	319,915		297,297		287,128
Income (loss) before income taxes	192,001		100,628		63,130
Asset Management [Member]
Segment Reporting Information [Line Items]
Non-interest revenue	77,354		66,489		63,022
Net interest revenue	3,126		2,448		2,778
Net revenue	80,480		68,937		65,800
Non-interest expenses	53,373		47,768		45,281
Income (loss) before income taxes	27,107		21,169		20,519
Wholesale [Member]
Segment Reporting Information [Line Items]
Non-interest revenue	637,987		491,773		428,738
Net interest revenue	127,110		153,083		126,311
Net revenue	765,097		644,856		555,049
Non-interest expenses	653,299		573,199		592,701
Income (loss) before income taxes	111,798		71,657		(37,652)
Other (Incl. elimination) [Member]
Segment Reporting Information [Line Items]
Non-interest revenue	183,514		695,695		572,918
Net interest revenue	5,335		(31,467)		(11,973)
Net revenue	188,849		664,228		560,945
Non-interest expenses	168,869		657,637		525,792
Income (loss) before income taxes	¥ 19,980	[1]	¥ 6,591	[1]	¥ 35,153	[1]

[1]	In accordance with the realignment in April 2012, certain prior period amounts of Wholesale and "Other" have been reclassified to conform to the current period presentation.